Penn Series Funds, Inc.

Large Cap Value Fund

Supplement dated August 16, 2013

to the Prospectus and Statement of Additional Information (“SAI”)

dated May 1, 2013, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus and

SAI and should be read in conjunction with the Prospectus and SAI

Effective September 30, 2013, James L. Carroll will no longer serve as a portfolio manager of the Large Cap Value Fund. Accordingly, effective September 30, 2013, all references to Mr. Carroll in the Prospectus and SAI are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PM6228